Empower Core Strategies US Equity Fund Investment Strategy - Empower Core Strategies US Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies. The Fund currently expects (as of the date of this Prospectus) to invest 60-90% of its net assets in equity securities of large capitalization (“large cap”) companies that, at the time of purchase, are similar in size to companies in the Russell 1000® Index and 10-40% of its net assets in equity securities of small capitalization (“small cap”) companies that, at the time of purchase, are similar in size to companies in the Russell 2000® Index; however, the Fund may have exposure to U.S. stocks across any market capitalization and style. As of December 31, 2025, the market capitalizations of the companies in the Russell 1000® Index ranged from $1.3 billion to $4.5 trillion and the companies in the Russell 2000® Index ranged from $6 million to $31.3 billion.Equity securities include common stock and other investment instruments such as exchange-traded funds (“ETFs”) that track the return of a broad-based U.S. securities index. The Fund may also invest in derivatives, including but not limited to futures contracts and forward foreign currency contracts.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by four sub-advisers: J.P. Morgan Investment Management Inc. (“JPMorgan”); Keyridge Asset Management Limited (“Keyridge”), formerly known as Irish Life Investment Managers Limited; Loomis, Sayles & Company, L.P. (“Loomis Sayles”); and Putnam Investment Management, LLC (“Putnam”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). •JPMorgan invests primarily in equity securities of large, well-established U.S. companies with a market capitalization equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. JPMorgan employs a fundamental bottom-up approach that seeks to identify companies with positive price momentum and attractive fundamental dynamics. •Keyridge utilizes a passive investment strategy designed to track, as closely as possible, the performance of the Standard & Poor’s 500® Index (“S&P 500 Index”) by investing in the common stocks of each company in the S&P 500 Index in approximately the same proportion as their weighting in the S&P 500 Index.•Loomis Sayles invests primarily in equity securities of small companies, which are of a size similar to those in the Russell 2000® Index at the time of purchase. Loomis Sayles seeks to build a small cap portfolio of common stocks that it believes are undervalued in the market and have favorable prospects for recovery. •Putnam invests mainly in common stocks of large and midsize U.S. companies, which are of a size similar to those in the Russell 1000® Value Index, with a focus on value stocks that offer the potential for capital growth, current income or both.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to Keyridge, a 10% allocation of the Fund’s assets to JPMorgan, a 20% allocation of the Fund’s assets to Loomis Sayles, and a 20% allocation of the Fund’s assets to Putnam. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.